Loans and Convertible Bridge Financing (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Bridge Financing Disclosure [Abstract]
Schedule of current and non-current liabilities
Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2020

CLA August 2017(*)	$905,555	$22,322	$(201,811)	$726,066	2020		$1,230,038	Refer to Note 8.a.
CLA May 2018(*)	170,000	-	-	170,000	2019		218,875	Refer to Note 8.b.
CLA October 2018(*)	1,000,000	-	-	1,000,000	2020	(**)	1591,030	Refer to Note 8.c.
CLA November 2018(*)	225,000	-	-	225,000	2020	(**)	356,718	Refer to Note 8.d.
CLA December 2018(*)	400,000	-	-	400,000	2020	(**)	629,647	Refer to Note 8.e.
CLA January-April 2019	200,000	-	-	200,000	2021	(**)	215,752	Refer to Note 8.f.
CLA March-December 2019(*)	1,250,000	-	-	1,250,000	2020	(***)	1,932,525	Refer to Note 8.c.
CLA August-December 2019	475,000	-	-	475,000	2021	(**)	368,559	Refer to Note 8.g.
CLA July 2020(*)	16,748	-	-	16,748	2020	(**)	24,267	Refer to Note 8.c.

	$4,642,303,	$22,322	$(201,811)	$4,462,814			$6,567,411

(*)	Those CLA's were not repaid on time and therefore were in default as of December 31, 2020. Due to such default, the Company presented those CLA's in their fair value.

(**)	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event.

(***)	The due date for those convertible loans is October 2020 or earlier in case of a PO event.

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2019

CLA August 2017(*)	$905,555	$22,322	$(141,211)	$786,666	2020		$896,799	Refer to Note 8.a.
CLA March 2018(*)	150,000	-	-	150,000	2019		163,406
CLA May 2018(*)	170,000	-	-	170,000	2019		204,118	Refer to Note 8.b.
CLA October 2018(*)	1,000,000	-	-	1,000,000	2020	(***)	875,630	Refer to Note 8.c.
CLA November 2018(*)	225,000	-	-	225,000	2020	(***)	205,636	Refer to Note 8.d.
CLA December 2018(*)	400,000	-	-	400,000	2020	(***)	310,188	Refer to Note 8.e.
CLA January-April 2019(**)	200,000	-	-	200,000	2021	(***)	155,062	Refer to Note 8.f.
CLA March-December 2019(**)	1,250,000	-	-	1,250,000	2020	(****)	1,243,739	Refer to Note 8.c.
CLA August-December 2019(**)	475,000	-	-	475,000	2021	(***)	136,412	Refer to Note 8.g.

	$4,775,555,	$22,322	$(141,211)	$4,656,666			$4,190,990

(*)	Aggregated to $3,899,516 and presented within the current liabilities

(**)	Aggregated to $291,474 and presented within the non-current liabilities

(***)	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event

(****)	The due date for those convertible loans is October 2020 or earlier in case of a PO event